Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2023
Common Domain Members [Abstract]
Basis of Presentation	The accounting policies used by management in preparing these condensed consolidated financial statements were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2022, except for taxes on income. Taxes on income are provided for based on management's estimate of the average annual effective income tax rate on profits excluding exceptional items, applied to the pre-tax income excluding exceptional items of the period. It also reflects the tax impact of exceptional items accounted for in the period.The preparation of our consolidated interim financial statements requires us to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues, expenses and disclosure of contingent assets and liabilities. We evaluate our estimates on an ongoing basis using our historical experience, as well as other factors we believe appropriate under the circumstances, such as supply chain disruptions, high inflation and the ongoing conflict between Ukraine and Russia. Actual results could differ from these estimates. The Directors, at the time of approving these interim financial statements, have a reasonable expectation that the Company has adequate resources to continue in operational existence for at least 12 months from the date of signing these interim financial statements given the cash funds available and the current forecast cash flows. In preparing cash flow forecasts, management considers severe but plausible downside scenarios taking into consideration the Company's key risks, including the current economic climate which may adversely impact the Company. Having considered these risks the Directors have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis in preparing these interim financial statements.
Disclosure of expected impact of initial application of new standards or interpretations [text block]	Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single TransactionIn May 2021, the IASB issued targeted amendments to IAS 12, Income Taxes. The amendments are effective for annual periods beginning on or after January 1, 2023, although earlier application is permitted. With a view to reducing diversity in reporting, the amendments will clarify that companies are required to recognize deferred taxes on transactions where both assets and liabilities are recognized, such as with leases and asset retirement (decommissioning) obligations. Upon consideration of the impact of the amendments, there has been no impact on our financial performance or financial position